Leases - Information related to lease payments and lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases Disclosures [Abstract]
Lease liabilities at 1 January	$ 3,510	$ 3,570
New leases, including remeasurements and cancellations	1,229	1,595
Gross lease payments	(1,638)	(1,682)
Lease interest	165	167
Lease repayments	(1,474)	(1,515)
Foreign currency translation effects	147	(141)
Lease liabilities at 31 December	3,412	3,510
Current lease liabilities	1,190	1,249	$ 1,279
Lease liabilities	$ 2,221	$ 2,261	$ 2,290